As filed with the Securities and Exchange Commission on October 13, 2000

                                                       Registration No. 33-97852

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                -----------------
                                    FORM S-6
                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2


                         Post-Effective Amendment No. 7
                                -----------------
                          SOUTHLAND SEPARATE ACCOUNT L1
                              (Exact Name of Trust)



                        SOUTHLAND LIFE INSURANCE COMPANY
                               (Name of Depositor)
                          5780 Powers Ferry Road, N.W.
                                Atlanta, GA 30340
              (Address of Depositor's Principal Executive Offices)




                                                Copy to:
GARY W. WAGGONER, ESQ.                          KIMBERLY J. SMITH, ESQ.
Security Life of Denver Insurance Company       Sutherland Asbill & Brennan LLP
1290 Broadway                                   1275 Pennsylvania Avenue, NW
Denver, Colorado 80203-5699                     Washington, D.C. 20004-2415
                                                (202) 383-0314

(Name and Address of Agent for Service)


                          ----------------------------


It is proposed that this filing will become effective:

         ___    on ____________, 2000 pursuant to paragraph (a) of Rule 485
         ___    60 days after filing pursuant to paragraph (a) of Rule 485
         ___    on May 1, 2000 pursuant to paragraph (b) of Rule 485
         _x_    immediately upon filing pursuant to paragraph (b) of Rule 485
         ___    this post-effective amendment designates a new effective date for a previously filed post-effective amendment


Title of securities being registered: Variable life insurance policies.

                SOUTHLAND SEPARATE ACCOUNT L1 (File No. 33-97852)
                              Cross-Reference Table




Form N-8B-2 Item No.          Caption in Prospectus


1, 2                          Cover; Southland Life Insurance Company;
                              Southland Separate Account L1

3                             Inapplicable

4                             Southland Life Insurance Company

5, 6                          Southland Separate Account L1

7                             Inapplicable

8                             Financial Statements

9                             Inapplicable

10(a), (b), (c), (d), (e)     Policy Summary; Policy Values; Determining Values
                              in the Variable Subaccounts; Charges, Deductions and Refunds; Surrender; Partial Withdrawals; The
                              Guaranteed Interest Account; Transfers of Account
                              Value; Right to Exchange Policy; Lapse;
                              Reinstatement; Premiums

10(f)                         Voting Privileges; Right to Change Operations

10(g), (h)                    Right to Change Operations

10(i) Tax Considerations; Detailed Information about the Policy; General Policy Provisions; The Guaranteed Interest Account

11, 12                        Southland Separate Account L1

13                            Policy Summary; Charges, Deductions and Refunds;
                              Group or Sponsored Arrangements, or Corporate Purchasers

Form N-8B-2 Item No.          Caption in Prospectus
--------------------          ---------------------

14, 15 Policy Summary; Free Look Period; General Policy Provisions; Applying for a Policy

16                            Premiums; Allocation of Net Premiums; How We
                              Calculate Accumulation Unit Values

17                            Premium Payments Affect Your Coverage;
                              Surrender; Partial Withdrawals

18 Policy Summary; Tax Considerations; Detailed Information about the Policy; Southland Separate Account L1; Persistency Refund

19 Reports to Owners; Notification and Claims Procedures; Performance Information (Appendix B)

20                            See 10(g) & 10(a)

21                            Policy Loans

22 Policy Summary; Premiums; Grace Period; Southland Separate Account L1; Detailed Information about the Policy

23                            Inapplicable

24                            Inapplicable

25                            Southland Life Insurance Company

26                            Inapplicable

27, 28, 29, 30                Southland Life Insurance Company

31, 32, 33, 34                Inapplicable

35                            Inapplicable

36                            Inapplicable

Form N-8B-2 Item No.          Caption in Prospectus
--------------------          ---------------------

37                            Inapplicable

38, 39, 40, 41(a)             General Policy Provisions; Distribution of
                              the Policies; Southland Life Insurance Company

41(b), 41(c), 42, 43          Inapplicable

44                            Determining Values in the Variable Subaccounts;
                              How We Calculate Accumulation Unit Values

45                            Inapplicable

46 Partial Withdrawals; Detailed Information about the Policy

47, 48, 49, 50                Inapplicable

51                            Detailed Information about the Policy

52                            Determining Values in the Variable Subaccounts;
                              Right to Change Operations

53(a)                         Tax Considerations

53(b), 54, 55                 Inapplicable

56, 57, 58                    Inapplicable

59                            Financial Statements

                       SUPPLEMENT DATED OCTOBER 13, 2000,
                    TO THE PROSPECTUS DATED MAY 1, 2000, FOR
                    FUTURE DIMENSIONS VARIABLE UNIVERSAL LIFE
                 A FLEXIBLE PREMIUM ADJUSTABLE COMBINATION FIXED
                  AND VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                                    ISSUED BY
                        SOUTHLAND LIFE INSURANCE COMPANY
                                       AND
                          SOUTHLAND SEPARATE ACCOUNT L1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS DATED MAY 1, 2000. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


NEW INVESTMENT PORTFOLIOS. Effective December 15, 2000, three new investment portfolios are available under your Policy; this supplement provides you with certain information about these new portfolios: the GCG Trust's Mid-Cap Growth Portfolio, Research Portfolio, and Total Return Portfolio. For a more complete description of the new portfolios' investments, risks, costs and expenses, please see the accompanying prospectus for the new portfolios.

Premium allocation and transfers of account value to the new portfolios are subject to the terms of your Policy and are described in your May 1, 2000 prospectus.


                        * * * * * * * * * * * * * * * * *


The following information is added to the "Investment Portfolio Annual Expenses" on page 7. These portfolios will be available beginning December 15, 2000:

                                                                                         Fees and
                                                                              Total      Expenses      Total Net
                                               Management        Other     Portfolio     Waived or     Portfolio
                  Portfolio                       Fees         Expenses     Expenses    Reimbursed      Expenses
                  ---------                       ----         --------     --------    ----------      --------
THE GCG TRUST /6/
       Mid-Cap Growth Portfolio                   0.91%          0.00%       0.91%          N/A          0.91%
       Research Portfolio                         0.91%          0.00%       0.91%          N/A          0.91%
       Total Return Portfolio                     0.91%          0.00%       0.91%          N/A          0.91%

----------------------------

/6/ The GCG Trust pays Directed Services, Inc. ("DSI") for its services a monthly management fee based on the annual rates of the average daily net assets of the investment portfolios. DSI (and not the GCG Trust) in turn pays each portfolio manager a monthly fee for managing the assets of the portfolios.


                        * * * * * * * * * * * * * * * * *




Future Dimensions                Page 1 of 3

The following information is added to the "Investment Portfolio Objectives" on pages 14 - 17. These portfolios will be available beginning December 15, 2000:

-------------------------------------------------------------------------------------------------------------------------------
                                                INVESTMENT PORTFOLIO OBJECTIVES
---------------------------------- -------------------------------- -----------------------------------------------------------
VARIABLE INVESTMENT OPTION         INVESTMENT COMPANY/ ADVISER/     INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGY
                                   MANAGER/ SUB-ADVISER
---------------------------------- -------------------------------- -----------------------------------------------------------
Mid-Cap Growth Portfolio           Investment Company:              Seeks long-term growth of capital.  Invests primarily in
                                   The GCG Trust                    equity securities of companies with medium market
                                   Investment Manager:              capitalization which the portfolio manager believes have
                                   Directed Services, Inc.          above-average growth potential.
                                   Portfolio Manager:
                                   Massachusetts Financial
                                   Services Company
---------------------------------- -------------------------------- -----------------------------------------------------------
Research Portfolio Service Shares  Investment Company:              Seeks long-term growth of capital and future income.
                                   The GCG Trust                    Invests at least 80% in common stocks and related
                                   Investment Manager:              securities (such as preferred stock, convertible
                                   Directed Services, Inc.          securities and depository receipts).  Focuses on
                                   Portfolio Manager:               companies which portfolio manager believes have favorable
                                   Massachusetts Financial          prospects for long-term growth, attractive valuations,
                                   Services Company                 dominant or growing market share and superior management.
---------------------------------- -------------------------------- -----------------------------------------------------------
Total Return Portfolio Service     Investment Company:              Seeks above-average income (compared to a portfolio
Shares                             The GCG Trust                    entirely invested in equity securities) consistent with
                                   Investment Manager:              the prudent employment of capital.  Secondarily seeks
                                   Directed Services, Inc           reasonable opportunity for growth of capital and income.
                                   Portfolio Manager:               Invests primarily in a combination of equity and fixed
                                   Massachusetts Financial          income securities.
                                   Services Company
---------------------------------- -------------------------------- -----------------------------------------------------------


                        * * * * * * * * * * * * * * * * *


The following information is added to Appendix B, "Hypothetical Illustrations" on pages 147 - 154:

                           HYPOTHETICAL ILLUSTRATIONS


GCG TRUST MID-CAP GROWTH PORTFOLIO
  Year          Annual Total     Cash Surrender      Account           Death
 Ended:           Return*            Value            Value           Benefit
12/31/99           79.05%            3,819            5,789           250,000

GCG TRUST RESEARCH PORTFOLIO
  Year          Annual Total     Cash Surrender      Account           Death
 Ended:           Return*            Value            Value           Benefit
12/31/99           24.23%            1,861            3,831           250,000

GCG TRUST TOTAL RETURN PORTFOLIO
  Year          Annual Total     Cash Surrender      Account           Death
 Ended:           Return*            Value            Value           Benefit
12/31/99           3.38%             1,127            3,097           250,000


Future Dimensions                Page 2 of 3

The assumptions underlying these values are described in Performance Information, page 146.

* These annual total return figures reflect the portfolio's management fees and other operating expenses but do not reflect the policy level or separate account asset-based charges and deductions which, if reflected, would result in lower total return figures than those shown.


                        * * * * * * * * * * * * * * * * *


FINANCIAL INFORMATION. Your May 1, 2000 prospectus includes financial statements for the Company for the fiscal year ended December 31, 1999. The Company generally does not prepare financial statements more often than annually and believes that any incremental benefit to prospective policy holders that may result from preparing and delivering more current financial statements, though unaudited, does not justify the additional cost that would be incurred. There have been no adverse changes in the Company's financial condition or operations since December 31, 1999.


                        * * * * * * * * * * * * * * * * *











Future Dimensions                Page 3 of 3

The following papers and documents are incorporated herein by reference to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account Ll, filed with the Securities and Exchange Commission on May 1, 2000 (File
No. 33-97852):  the prospectus.

                                     Part II


                           UNDERTAKING TO FILE REPORTS

                  Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                              RULE 484 UNDERTAKING

                  Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                  Texas Business Corporations Act Article 2.02-1 is a comprehensive provision that defines the power of Texas corporations to provide for the indemnification of its directors, officers, employees and agents. This Article also grants to corporations the power to purchase director and officer insurance.

Article XXVIII of the Southland Life Insurance Company Bylaws provides as follows:


                                 ARTICLE XXVIII


INDEMNIFICATION OF DIRECTORS, OFFICERS AND OTHERS


                  SECTION 1. Authorization for indemnification of Directors and officers in actions by or in the right of a company to procure a judgment in its favor.

                  (a) Any person made party to an action by or in the right of the Company to procure a judgment in its favor by reason of the fact that he, his testator or intestate, is or was a Director or officer of the Company, shall be indemnified against the reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense of such action, or in connection with an appeal therein, except in relation to matters as to which such Director or officer is adjudged to have breached his duty to the Company.

                  (b) The indemnification authorized under paragraph (a) shall in no case include:

                           (1)  Amounts paid in settling or otherwise disposing
of a threatened or a pending action with or without court approval; or


--------------------------------------------------------------------------------
Future Dimensions                   II - 1

                           (2)  Expenses incurred in defending a threatened
action or a pending action which is settled or otherwise disposed of without court approval.

                  SECTION 2. Authorization for indemnification of Directors and officers in actions or proceedings other than by or in the right of a company to procure a judgment in its favor.

                  (a) Any person made, or threatened to be made, a party in an action or proceeding other than one by or in the right of the company to procure a judgment in its favor, whether civil, criminal or administrative, including an action by or in the right of any other company of any type or kind, domestic or foreign, which any Director or officer of the Company, served in any capacity at the request of the Company, by reason of the fact that he, his testator or intestate, was a Director or officer of the Company, or served such other company in any capacity, shall be indemnified against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such Director or officer acted, in good faith, for a purpose which he reasonably believed to be in the best interests of the Company and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.

                  (b) The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such Director or officer did not act in good faith for a purpose which he reasonably believed to be in the best interests of the Company or that he had reasonable cause to believe that this conduct was unlawful.

                  SECTION 3. Payment of indemnification other than by court award.

                  (a) A person who has been wholly successful, on the merits or otherwise, in the defense of a civil, criminal, or administrative action or proceeding of the character described in Section 1 or Section 2 above shall be entitled to indemnification as authorized in such Section 1 or Section 2.

                  (b) Except as provided in Paragraph (a) of this Section 3, any indemnification under Section 1 or Section 2 above, unless ordered by a court, shall be made by the Company only if authorized in the specific case:

                           (1)  By the Board of Directors acting by a quorum
consisting of Directors who are not parties to such action or proceeding upon a finding that the Director or officer has met the standard of conduct set forth in Section 1 or Section 2, as the case may be; or

                           (2) If a quorum of the Board of Directors is not
obtainable with due diligence:

                                    (A) By the Board of Directors upon the
opinion in writing of independent legal counsel that indemnification is proper in the circumstances because the applicable standard of conduct set forth in
Section 1 or Section 2 above has been met by such Director or officer, or

                                    (B) By the stockholder (excluding the
director or officer) upon a finding that the Director or officer has met the applicable standard of conduct set forth in Section 1 or Section 2 above.


--------------------------------------------------------------------------------
Future Dimensions                   II - 2

                  (c) Reasonable expenses incurred in defending a civil, criminal or administrative action or proceeding may be paid by the Company in advance of the final disposition of such action or proceeding if authorized under paragraph (b) of this Section 3 and if the Director or officer submits a written affirmation that he meets the standards necessary for indemnification and if the facts known to those making the determination would not preclude indemnification, but subject to a written undertaking of repayment if ultimately found not to be entitled to indemnification under the provisions hereof.

                  SECTION 4.  General

                  The foregoing provisions of this Article XXVIII shall be deemed to be a contract between the Company and each Director and officer who serves in such capacity at any time while this bylaw is in effect, and any repeal or modification thereof shall not affect any rights or obligations then existing with respect to any state of facts then or therefore existing or any action, suit or proceeding theretofore or thereafter brought based in whole or in part upon any such state of facts.

                  The foregoing rights of indemnification shall not be deemed exclusive of any other rights to which any Director or officer may be entitled apart from the provisions of this Article XXVIII.

                  The Board of Directors in its discretion shall have the power on behalf of the Company to indemnify any person, other than a Director or officer, made a party to any action, suit or proceeding by reason of the fact that he, his testator or intestate, is or was an employee of the company. Such indemnification shall be to the same extent and subject to the same standards as indemnification for a director or officer.

                  SECTION 5.  Liability Insurance

                  The company and/or the Board of Directors may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the company or who is or was serving at the request of the company as a director, officer, partner, venturer, proprietor, trustee, employee, agent, or similar functionary of another foreign or domestic corporation, partnership, joint venture, sole proprietorship, trust, other enterprise or employee benefit plan, against any and all liability asserted against him and/or incurred by him in such capacity or arising out of his status as such a person, whether or not such person would be subject to or eligible for indemnification under the other provisions of this Article XXVIII.


                 REPRESENTATIONS PURSUANT TO SECTION 26(E)(2)(A)

Southland Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Southland Life Insurance Company.


                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

         The facing sheet.



--------------------------------------------------------------------------------
Future Dimensions                   II - 3

         The prospectus. (Incorporated by reference)
                Future Dimensions
         Undertaking to file reports.
         Rule 484 undertaking.
         Representations pursuant to Section 26(e)(2)(A).
         The signatures.
         Written consents of the following persons:
                  James L. Livingston, Jr. (See Exhibit 6A).
                  Ernst & Young LLP (See Exhibit 7(a)).
                  Sutherland Asbill & Brennan LLP (See Exhibit 7(b)).
         The following exhibits, corresponding to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:

         1.
              A.
              (1) Resolution of the Board of Directors of Southland Life Insurance Company establishing Southland Separate
                   Account L1/1/
              (2)  Not Applicable
              (3)  (a)      Form of Underwriting Agreement between Southland
                            Life Insurance Company and ING America Equities,
                            Inc. /2/
                   (b)      Form of Distribution Agreement /3/
                      (i)   Amendment to Southland Life Insurance Company
                            Distribution Agreement/9/
                   (c)      Schedule of Sales Commissions /4/
                   (d)      Form of Wholesaling Agreement/9/
                   (e)      Form of IIG Master Sales and Supervisory
                            Agreement/9/
                   (f)      Form of Broker-Dealer Supervisory and Selling
                            Agreement for Variable Contracts/9/
              (4)  Not applicable
              (5)  (a)      Specimen Flexible Premium Adjustable Combination
                            Fixed and Variable Life Insurance Policy /5/
                      (i)   Specimen Form of Montana Flexible Premium Adjustable
                            Combination Fixed and Variable Life Insurance
                            Policy /7/
                      (ii)  Specimen Form of Texas Flexible Premium Adjustable
                            Combination Fixed and Variable Life Insurance
                            Policy /7/
                   (b)      Adjustable Term Insurance Rider /4/
                   (c)      Accidental Death Benefit Rider /4/
                   (d)      Additional Insured Rider /4/
                   (e)      Children's Insurance Rider /4/
                   (f)      Exchange of Insured Rider /4/
                   (g)      Guaranteed Insurability Rider /4/
                   (h)      Waiver of the Cost of Insurance Rider /4/
                   (i)      Waiver of Specified Premium Rider /4/
                   (j)      Guaranteed Minimum Death Benefit Rider /6/
                   (k)      Fail Safe Endorsement /8/
                   (l)      Continuation of Coverage After Age 100
                            Endorsement/9/
              (6)  (a)      Amended and restated Articles of Incorporation of
                            Southland Life Insurance Company /3/
                   (b)      By-laws of Southland Life Insurance Company /2/
              (7)  Not applicable
              (8)  (a)      Form of participation/distribution agreement between
                            The Alger American Fund and the Company /3/
                   (b)      Form of participation/distribution agreement between
                            Fidelity Variable Insurance Products Fund and the
                            Company /3/
                   (c)      Form of participation/distribution agreement between
                            Fidelity Variable Insurance Products Fund II and the
                            Company /3/



--------------------------------------------------------------------------------
Future Dimensions                   II - 4

                   (d) Form of participation/distribution agreement between INVESCO Variable Investment Funds, Inc. and the Company /3/
                   (e) Form of participation/distribution agreement between Janus Aspen Series and the Company /3/
                   (f) Form of administrative services agreement between Security Life of Denver Insurance Company and Southland Life Insurance Company/9/
                   (g) Form of administrative services agreement between INVESCO Funds Group, Inc. and Southland Life Insurance Company/9/
                   (h) Form of participation agreement among The GCG Trust, Directed Services, Inc. and Southland Life
                            Insurance Company
                   (i) Form of administrative and shareholder service agreement between Directed Services, Inc. and Southland Life Insurance Company
                   (j) Form of distribution and shareholder services agreement between Janus Distributors, Inc. and Southland Life Insurance Company
                   (k) Form of participation agreement among The Alger American Fund, Fred Alger Management, Inc. and Southland Life Insurance Company
                   (l) Form of service agreement between Fred Alger Management, Inc. and the Southland Life Insurance Company

              (9)  Not applicable
              (10) Application form /5/
              (11) Issuance, transfer and redemption procedures memorandum/9/

              B.   Not applicable

              C.   Not applicable

         2.   Opinion and Consent of Gary W. Waggoner

         3.   Not applicable

         4.   Not applicable

         5.   Not applicable

         6.A. Opinion and consent of James L. Livingston, Jr.

         7.(a) Consent of Ernst & Young LLP
           (b) Consent of Sutherland Asbill & Brennan LLP

-------------------
/1/ Incorporated by reference to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 33-97852) filed with the Commission on October 6, 1995.
/2/ Incorporated by reference to the Registration Statement on Form N-4 for Southland Separate Account A1 (File No. 33-89574) filed with the Commission on February 17, 1995.
/3/ Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N- 4 for Southland Separate Account A1 (File No. 33-89574) filed with the Commission on September 29, 1995.
/4/ Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form S- 6 for Southland Separate Account L1 (File No. 33-97852) filed with the Commission on May 10, 1996.
/5/ Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 33-97852) filed with the Commission on July 30, 1996.
/6/ Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 33-97852) filed with the Commission on October 25, 1996.
/7/ Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 33-97852) filed with the Commission on April 30, 1997.
/8/ Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 33-97852) filed with the Commission on April 29, 1999.
/9/ Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 for Southland Separate Account L1 (File No. 33-97852) filed with the Commission on May 1, 2000.


--------------------------------------------------------------------------------
Future Dimensions                   II - 5

                                   SIGNATURES


                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, Southland Life Insurance Company and the Registrant, Southland Separate Account L1, certify that they meet all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under Securities Act of 1933 and have duly caused this Post-Effective Amendment No. 7 to the Registration Statement to be signed on their behalf by the undersigned, hereunto duly authorized, and their seal to be hereunto fixed and attested, all in the County of Fulton and the State of Georgia on the 10th day of October, 2000.


                                   SOUTHLAND LIFE INSURANCE COMPANY
                                   (Depositor)


                                   BY: /s/ Stephen M. Christopher
                                      -------------------------------
                                        Stephen M. Christopher
                                        President
(Seal)

ATTEST:

 /s/ Gary W. Waggoner
-------------------------------
Gary W. Waggoner




                                  SOUTHLAND SEPARATE ACCOUNT L1
                                  (Registrant)

                                  BY:   SOUTHLAND LIFE INSURANCE COMPANY
                                  (Depositor)


                                  BY: /s/ Stephen M. Christopher
                                      -------------------------------
                                       Stephen M. Christopher
                                       President

(Seal)

ATTEST:

 /s/ Gary W. Waggoner
-------------------------------
Gary W. Waggoner



--------------------------------------------------------------------------------
Future Dimensions                   II - 6

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 7 to the Registration Statement has been signed below by the following persons in the capacities with Southland Life Insurance Company and on the date indicated.


PRINCIPAL EXECUTIVE OFFICERS:

 /s/ Stephen M. Christopher
-------------------------------
Stephen M. Christopher
President and Chairman

 /s/ James L. Livingston, Jr.
-------------------------------
James L. Livingston, Jr.
Executive Vice President, CFO and Chief Actuary


PRINCIPAL ACCOUNTING OFFICER:

 /s/ Controller
-------------------------------
Shari A. Enger
Controller


DIRECTORS:

 /s/ P. Randall Lowery
-------------------------------
P. Randall Lowery


 /s/ Mark A. Tullis
-------------------------------
Mark A. Tullis

 /s/ B. Scott Burton
-------------------------------
B. Scott Burton




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Future Dimensions                   II - 7

                                 EXHIBIT INDEX


Exhibit No.     Description of Exhibit
-----------     ----------------------


1.A.(8)(h)      Form of participation agreement among The GCG Trust, Directed
                Services, Inc. and the Company
1.A.(8)(i)      Form of administrative and shareholder service agreement between
                Directed Services, Inc. and the Company
1.A.(8)(j)      Form of distribution and shareholder services agreement between
                Janus Distributors, Inc. and the Company
1.A.(8)(k)      Form of participation agreement among The Alger American Fund,
                Fred Alger Management, Inc. and the Company
1.A.(8)(l)      Form of service agreement between Fred Alger Management, Inc.
                and the Company

2 Opinion and Consent of Gary W. Waggoner as to securities being registered.

6.A.            Opinion and Consent of James L. Livingston, Jr.

7.(a)           Consent of Ernst & Young LLP
7.(b)           Consent of Sutherland, Asbill & Brennan LLP















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Future Dimensions                   II - 8